Commitments and contingencies (Tables)	6 Months Ended
Jun. 30, 2026
Commitments and Contingencies Disclosure [Abstract]
Schedule of movements in prepayments on flight equipment	Movements in prepayments on flight equipment during the six months ended June 30, 2026 and 2025 were as follows:

	Six Months Ended June 30,
	2026	2025
Prepayments on flight equipment at beginning of period	$4,272,766	$3,460,296
Prepayments and additions during the period, net	1,197,369	1,211,364
Interest paid and capitalized during the period, net	64,728	73,121
Prepayments and capitalized interest applied to the purchase of flight equipment	(1,427,961)	(434,101)
Prepayments on flight equipment at end of period	$4,106,902	$4,310,680